Investments in associates and joint arrangements (Details) € in Millions, ₨ in Billions		1 Months Ended	12 Months Ended
	Sep. 30, 2019 EUR (€)	May 31, 2019 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 EUR (€)	Apr. 01, 2019 EUR (€)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 EUR (€)
Investment in associates and joint arrangements
Investments in joint ventures					€ (2,097)		€ (5,323)			€ (3,399)
Investment in associates							508			553
Total investments in associates and joint arrangements							5,831	€ 3,682		3,952
(Loss)/profit from continuing operations			€ (2,751)	€ (1,124)	(246)
Other comprehensive income			(1)	3	1
Total comprehensive income			€ (2,752)	(1,121)	(245)
Vodafone Idea Limited
Investment in associates and joint arrangements
Investments in joint ventures										(1,392)
Total investments in associates and joint arrangements							687			734
Proportion of stake (as a percentage)			44.40%
Fair value of investments based on quoted share price						₨ 40	476		₨ 123	1,580
Carrying value up to which losses has restricted	€ 0
Investment in joint ventures via rights issue		€ 1,410
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ (4,386)	(903)
(Loss)/profit from continuing operations			(2,546)	(903)
Other comprehensive income			(8)	(1)
Total comprehensive income			€ (2,554)	(904)
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investments in joint ventures					(2,119)		(1,630)			(1,842)
Proportion of stake (as a percentage)			50.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ (64)	(239)	(398)
(Loss)/profit from continuing operations			(64)	(239)	(398)
Other comprehensive income				4	1
Total comprehensive income			€ (64)	(235)	(397)
Infrastructure Wireless Italiane Inwit S.p.A.
Investment in associates and joint arrangements
Investments in joint ventures							(3,345)
Proportion of stake (as a percentage)			37.50%
Fair value of investments based on quoted share price							3,345
Indus Towers Limited
Investment in associates and joint arrangements
Investments in joint ventures					(893)		(766)			(601)
Proportion of stake (as a percentage)			42.00%
Impairment loss			€ 800
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			19	75	135
(Loss)/profit from continuing operations			19	55	135
Other comprehensive income			7
Total comprehensive income			€ 26	55	135
Vodafone Hutchison Australia Pty Limited
Investment in associates and joint arrangements
Proportion of stake (as a percentage)			50.00%
Divestment in joint ventures					(979)		(466)			(484)
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			€ (70)	(38)	32
(Loss)/profit from continuing operations			(35)	(23)	32
Total comprehensive income			(35)	(23)	32
Other
Investment in associates and joint arrangements
Investments in joint ventures					(64)		€ (48)			€ (48)
(Loss)/profit from continuing operations			(125)	(14)	(15)
Total comprehensive income			€ (125)	€ (14)	€ (15)
Cornerstone Telecommunications Infrastructure Limited
Investment in associates and joint arrangements
Percentage of stake owned			50.00%